Shareholder Report, Holdings (Details) - Blue Chip Investor Fund	Jun. 30, 2025
Diversified Companies
Holdings [Line Items]
Percent of Net Asset Value	25.94%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.87%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.27%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Berkshire Hathaway Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	25.94%
AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Brookfield Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	7.94%
LKQ Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.44%
The Walt Disney Company
Holdings [Line Items]
Percent of Net Asset Value	5.00%
First Citizens BancShares, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CarMax, Inc
Holdings [Line Items]
Percent of Net Asset Value	3.83%